35 Financial Instruments (Details 5) - Interest Rate Risk And Monetary Variation [Member] - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 30, 2019	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Financial assets, Baseline		R$ 4,724,540
Financial assets, projected probable				R$ 162,180
Financial assets, projected scenario 1				121,640
Financial assets, projected scenario 2				81,104
Financial liabilities, Baseline		R$ (12,830,234)
Financial liabilities, projected probable				(456,464)
Financial liabilities, projected scenario 1				(570,580)
Financial liabilities, projected scenario 2				(684,697)
Banco Do Brasil [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets and liabilities risk		High CDI
Financial liabilities, Baseline		R$ (679,976)
Financial liabilities, projected probable				(22,099)
Financial liabilities, projected scenario 1				(27,624)
Financial liabilities, projected scenario 2				(33,149)
BNDES [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets and liabilities risk		High TJLP
Financial liabilities, Baseline		R$ (2,198,064)
Financial liabilities, projected probable				(144,299)
Financial liabilities, projected scenario 1				(142,874)
Financial liabilities, projected scenario 2				(171,449)
BNDES [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets and liabilities risk		High IPCA
Financial liabilities, Baseline		R$ (8,288)
Financial liabilities, projected probable				(209)
Financial liabilities, projected scenario 1				(261)
Financial liabilities, projected scenario 2				(213)
Banco Do Brasil - BNDES Transfer [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets and liabilities risk		High TJLP
Financial liabilities, Baseline		R$ (95,807)
Financial liabilities, projected probable				(4,982)
Financial liabilities, projected scenario 1				(6,227)
Financial liabilities, projected scenario 2				(7,473)
Caixa Economica Federal [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets and liabilities risk		High TJLP
Financial liabilities, Baseline		R$ (331)
Financial liabilities, projected probable				(17)
Financial liabilities, projected scenario 1				(22)
Financial liabilities, projected scenario 2				(26)
Other [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets and liabilities risk		No risk
Financial liabilities, Baseline		R$ (77,261)
Financial liabilities, projected probable
Financial liabilities, projected scenario 1
Financial liabilities, projected scenario 2
Debentures [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets and liabilities risk		High CDI/SELIC
Financial liabilities, Baseline		R$ (6,464,603)
Financial liabilities, projected probable				(210,100)
Financial liabilities, projected scenario 1				(262,624)
Financial liabilities, projected scenario 2				(315,149)
2nd Issue De Debentures [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets and liabilities risk		High IPCA
Financial liabilities, Baseline		R$ (1,950,591)
Financial liabilities, projected probable				(49,155)
Financial liabilities, projected scenario 1				(61,444)
Financial liabilities, projected scenario 2				73,732
3rd Issue De Debentures [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets and liabilities risk		High TJLP
Financial liabilities, Baseline		R$ (125,172)
Financial liabilities, projected probable				(6,509)
Financial liabilities, projected scenario 1				(8,136)
Financial liabilities, projected scenario 2				(9,763)
Sectorial Financial Liabilities [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets and liabilities risk		High Selic
Financial liabilities, Baseline		R$ (102,284)
Financial liabilities, projected probable				(3,324)
Financial liabilities, projected scenario 1				(4,155)
Financial liabilities, projected scenario 2				(4,986)
Ordinary Financing of Taxes With The Federal Tax Authorities [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets and liabilities risk		High Selic
Financial liabilities, Baseline		R$ (18,063)
Financial liabilities, projected probable				(587)
Financial liabilities, projected scenario 1				734
Financial liabilities, projected scenario 2				881
Special Tax Regularization Program - Pert [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets and liabilities risk		High Selic
Financial liabilities, Baseline		R$ (497,207)
Financial liabilities, projected probable				(16,159)
Financial liabilities, projected scenario 1				(20,199)
Financial liabilities, projected scenario 2				(24,239)
Accounts Payable Related To Concession [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets and liabilities risk		High IGP-M
Financial liabilities, Baseline		R$ (563,756)
Financial liabilities, projected probable				(27,793)
Financial liabilities, projected scenario 1				(34,741)
Financial liabilities, projected scenario 2				(41,690)
Accounts Payable Related To Concession [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets and liabilities risk		High IPCA
Financial liabilities, Baseline		R$ (48,831)
Financial liabilities, projected probable				(1,231)
Financial liabilities, projected scenario 1				(1,538)
Financial liabilities, projected scenario 2				(1,846)
Bonds And Securities [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets and liabilities risk		Low CDI/SELIC
Financial assets, Baseline		R$ 282,081
Financial assets, projected probable				9,168
Financial assets, projected scenario 1				6,876
Financial assets, projected scenario 2				4,584
Collaterals And Escrow Accounts [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets and liabilities risk		Low CDI/SELIC
Financial assets, Baseline		R$ 147
Financial assets, projected probable				5
Financial assets, projected scenario 1				4
Financial assets, projected scenario 2				2
CRC Transferred To The Parana State Government [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets and liabilities risk			Low IGP-DI
Financial assets, Baseline		R$ 1,350,685
Financial assets, projected probable				66,589
Financial assets, projected scenario 1				49,942
Financial assets, projected scenario 2				33,294
Sectorial Financial Assets [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets and liabilities risk		Low Selic
Financial assets, Baseline		R$ 473,989
Financial assets, projected probable				15,405
Financial assets, projected scenario 1				11,553
Financial assets, projected scenario 2				7,702
Accounts Receivable - Concessions [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets and liabilities risk		Low IPCA
Financial assets, Baseline		R$ 2,548,456
Financial assets, projected probable				64,221
Financial assets, projected scenario 1				48,166
Financial assets, projected scenario 2				32,111
Accounts Receivable - Generation Concessions [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets and liabilities risk	[1]	Undefined
Financial assets, Baseline		R$ 69,182
Financial assets, projected probable
Financial assets, projected scenario 1
Financial assets, projected scenario 2

[1]	Risk assessment still requires ruling by the Granting Authority.